Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [abstract]
Combined allowances	$ 85
Trade receivables	$ 1,500	$ 1,414
Combined allowances, percentage of trade receivables	6.00%
Increase in reserves as a percentage of trade receivables	1.00%
Decrease in pre-tax earnings	$ (15)
Computer software	1,458	1,394
Other identifiable intangible assets	5,315	5,655
Goodwill	$ 15,042	$ 14,485